Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Inventories
Finished goods	€ 1,097,886	€ 940,407
Health care supplies	443,026	399,585
Raw materials and purchased components	236,381	227,654
Work in process	119,724	95,632
Inventories	€ 1,897,017	€ 1,663,278